EXHIBIT 99.9

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2018-1
Start - End Dates:	6/14/2017 - 8/5/2017
Deal Loan Count:	8

Loan Level Tape Compare Upload

Loans in Report	8

Loan Number	Field Name	Tape Data	Reviewer Data
701081	Debt to Income Ratio (Back)	43.6538	49.4314
701081	Debt to Income Ratio (Front)	32.3544	36.6365
701081	Representative Credit Score for Grading	646	643
700743	Debt to Income Ratio (Back)	44.0428	38.2338
700743	Debt to Income Ratio (Front)	36.1581	35.392
700743	Total Cash Out	70000	75333.76
700745	Debt to Income Ratio (Back)	37.436	49.4393
700745	Debt to Income Ratio (Front)	25.8445	32.9561
700745	Total Cash Out	75000	103033.65
700746	Combined LTV	XXXXXX	XXXXXX
700746	Debt to Income Ratio (Back)	41.5477	5.7065
700746	Debt to Income Ratio (Front)	28.1659	2.7964
700746	Original Appraised Value	XXXXXX	XXXXXX
700746	Original LTV	XXXXXX	XXXXXX
700746	Property City	XXXXXX	XXXXXX
700746	Representative Credit Score for Grading	691	660
700746	Total Cash Out	40000	24960.24
700750	Debt to Income Ratio (Back)	35.9564	36.8772
700750	Debt to Income Ratio (Front)	14.5513	14.9239
700750	Months Reserves	80	94.9
1706002485	Total Cash Out	178474.12	0
1706002462	Total Cash Out	163514.4	0
1708002611	Total Cash Out	-81440.34	80281.14